INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current
Restricted short-term deposits	$ 265,123	$ 425,976	$ 4,390,458
US Treasury bills		7,885,937	7,768,410
Other investments	5,136,010	2,849,485	1,277,525
Other financial assets	5,401,133	11,161,398	13,436,393
Non-current
Shares of Bioceres S.A.	444,870	355,251	321,705
Other investments	174,971	742,211	998
Other financial assets	$ 619,841	$ 1,097,462	$ 322,703